Other Receivable and Prepaid Expenses (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rent	$ 9,700	$ 9,200	$ 3,300
Research and development	4,900	20,800	9,600
Insurance	251,100	345,700	344,000
Taxes	6,000		232,000
Legal	24,600	10,000	64,800
Other	20,500	41,200	50,800
Total	$ 316,800	$ 426,900	$ 472,500